Equitable Financial Life Insurance Company

Supplement dated July 22, 2021 to the current prospectus supplement for EQUI-VEST® VANTAGESM Additional Contributions Tax-Sheltered (ACTS) Program, New Jersey Department of Higher Education

This Supplement updates certain information in the prospectus supplement listing available Portfolio Companies in the most recent prospectus supplement (”Prospectus Supplement”). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus Supplement, or in the most recent prospectus, initial summary prospectus, updating summary prospectus and statement of additional information (collectively, the “Prospectus”) and in any supplements to the Prospectus remain unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus Supplement and in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your Prospectus.

The purpose of this Supplement is to provide you with information regarding the addition of twenty-one variable investment options to your contract. Each new variable investment option will be available on or about August 9, 2021.

Accordingly, please note the following updates to the Prospectus.

I.	The Addition of Variable Investment Options for EQUI-VEST® VANTAGESM Additional Contributions Tax-Sheltered (ACTS) Program, New Jersey Department of Higher Education Contracts Only

A.	Item 2. In the “Variable Investment Options available for the EQUI-VEST® VantageSM ACTS contract” in the Prospectus Supplement has been deleted in its entirety and replaced with the following:

The following is a list of all of the variable investment options that are available for the EQUI-VEST® VantageSM ACTS contract (see “Portfolio Companies available under the contract” appendix in the Prospectus for more information):

Portfolio Name
1290 VT GAMCO Small Company Value	EQ/Large Cap Growth Index(1)
1290 VT SmartBeta Equity(1)	EQ/Large Cap Value Managed Volatility†
1290 VT Socially Responsible	EQ/Loomis Sayles Growth
American Funds Insurance Series The Bond Fund of America(1)	EQ/MFS International Growth
Delaware Ivy VIP High Income(1)	EQ/MFS Mid Cap Focused Growth(1)
EQ/400 Managed Volatility†	EQ/MFS Technology(1)
EQ/AB Small Cap Growth(1)	EQ/MFS® Utilities
EQ/Aggressive Allocation†(1)	EQ/Mid Cap Index
EQ/American Century Mid Cap Value	EQ/Moderate Allocation†
EQ/Balanced Strategy	EQ/Money Market*
EQ/ClearBridge Select Equity Managed Volatility†(1)	EQ/Morgan Stanley Small Cap Growth(1)
EQ/Common Stock Index	EQ/PIMCO Global Real Return(1)
EQ/Conservative Allocation(1)	EQ/PIMCO Ultra Short Bond(1)
EQ/Core Bond Index	EQ/Small Company Index
EQ/Core Plus Bond(1)	EQ/T. Rowe Price Growth Stock
EQ/Emerging Markets Equity PLUS(1)	EQ/Wellington Energy
EQ/Equity 500 Index	Multimanager Aggressive Equity(1)
EQ/Fidelity Institutional AM® Large Cap(1)	Multimanager Core Bond
EQ/International Core Managed Volatility†	Target 2015 Allocation
EQ/International Equity Index	Target 2025 Allocation
EQ/International Value Managed Volatility†	Target 2035 Allocation
EQ/Invesco Global(1)	Target 2045 Allocation
EQ/Invesco Global Real Assets(1)	Target 2055 Allocation(1)
EQ/Janus Enterprise	VanEck VIP Global Resources(1)
EQ/JPMorgan Value Opportunities
†

Indicates the EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in other Portfolios that use the EQ volatility management strategy. See “Portfolios of the Trusts” in “Purchasing the Contract” in the prospectus for more information regarding volatility management.

IM-40-21 (8.21)	Catalog No. 162737 (8.21)
New Biz/Inforce – EV NJACTS only	192972

*

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)	This variable investment option will be available for investment on or about August 9, 2021.

EQUI-VEST® is issued by and is a registered service mark and VantageSM is issued by and a service mark of Equitable Financial Life Insurance Company.

Co-distributed by affiliates, Equitable Advisors (Equitable Financial Advisors in MI and TN) and

Equitable Distributors, 1290 Avenue of the Americas,

New York, NY 10104.

Copyright 2021 Equitable Financial Life Insurance Company. All rights reserved.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas, New York, NY 10104.

New York, NY 10104 (212) 554-1234